Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that these unaudited condensed financial statements were issued. Except as discussed below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Closing of Business Combination

On July 1, 2024, TOYO completed the Transactions between TOYO, TOYO Solar, and BWAQ. The listed company following the Transactions is TOYO. The ordinary shares of TOYO commenced trading on the Nasdaq on July 2, 2024, under the ticker symbol “TOYO.”

Earnout Equities Vesting Agreement

On June 29, 2024, in consideration of the development and efforts by the relevant parties in completing the Business Combination, TOYO, the Sellers, BWAQ, the sponsor of BWAQ (the “Sponsor”), TOYO Solar and other relevant parties entered into a certain Earnout Equities Vesting Agreement (the “Earnout Equities Vesting Agreement”) to, among the others, release all the founder shares of BWAQ (“Founder Shares”) held by the Sponsor from being subject to potential surrender or cancellation as provided under the Sponsor Support Agreement, which was entered into among the Sponsor, BWAQ and TOYO on August 10, 2023. Pursuant to the Earnout Equities Vesting Agreement, the parties agree that 1,380,000 Founder Shares are deemed vested and released from the Sponsor Earnout Equities (as defined in the Sponsor Support Agreement) and the Sponsor will have the right to covert such 1,380,000 Founder Shares into the right to receive Ordinary Shares at the closing of the Transactions. The Sponsor is also relieved of any of its obligations with respect to either the subscription of additional BWAQ Class A Ordinary Shares or the surrender of additional Sponsor Earnout Equities under the Sponsor Support Agreement. On July 1, 2024, such 1,380,000 Founder Shares were converted into 1,380,000 Ordinary Shares upon the consummation of the Transactions.

PIPE Purchase Agreement

On March 6, 2024, TOYO entered into the PIPE Purchase Agreement (as amended on June 26, 2024, the “PIPE Purchase Agreement”), with BWAQ and NOTAM Co., Ltd., a Japanese corporation (the “PIPE Investor” or “NOTAM”). Pursuant to the PIPE Purchase Agreement, NOTAM purchased a total of 600,000 BWAQ Class A Ordinary Shares (the “NOTAM PIPE Shares”), at a purchase price of $10.00 per share, for an aggregate purchase price of $6,000,000. The PIPE Purchase Agreement also provides that TOYO agrees to issue additional Ordinary Shares to NOTAM after the consummation of the Business Combination, subject to certain terms and conditions therein. On July 1, 2024, the Company issued 600,000 ordinary shares to NOTAM in exchange for the 600,000 NOTAM PIPE Shares. On August 9, 2024, upon the receipt of the notice of purchase from NOTAM dated August 5, 2024, TOYO issued additionally 500,000 Ordinary Shares to NOTAM pursuant to the PIPE Purchase Agreement.

Borrowings and repayment of borrowings

For the period from July 1, 2024 through the date of this report, the Company drew down approximately $2.3 million from the revolving bank credit facility and repaid borrowings of approximately $12.7 million underlying the revolving bank credit facility.

14.    SUBSEQUENT EVENTS

On January 31, 2024, the Company entered into a one-year bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025. The bank credit facility was collateralized with the Company’s machinery. Each loan is repayable in five months. As of the date of this proxy statement/prospectus, the Company has drawn down approximately $24.7 million (VND 626.4 billion) from BIDV and has unused credit facility of approximately $75.3 million.

On February 27, 2024, TOYO completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of TOYO Solar prior to the reorganization. For details, please see Note 1.

On March 26, 2024, the merger transaction with BWAQ (Note 1) was announced effective by the Securities and Exchange Commission. The merger continues to progress and is expected to be completed after the extraordinary general meeting of its shareholders, subject to the satisfaction of all other closing conditions. As of the date of this report, the extraordinary general meeting of its shareholders was not scheduled.

The Company evaluated subsequent events through April 30, 2024, the date on which the consolidated financial statements were issued, except for those items mentioned above, the Company did not identify any subsequent events that require recognition and disclosure in the consolidated financial statements.